Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of diluted net loss per share attributable to common stockholders - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of diluted net loss per share attributable to common stockholders [Abstract]
Common stock warrants	4,999,883
Outstanding and issued common stock options	2,660,383	2,983,574
Unvested restricted common stock	541,225	823,603
Convertible preferred stock		15,480,195
Total	8,201,491	19,287,372